Legal contingencies (Details) ₩ in Millions	Dec. 31, 2018 KRW (₩)
Case
Legal contingencies [Line Items]
Number of claim	155
Claim amount	₩ 104,234	[1]
Payment Guarantee
Legal contingencies [Line Items]
Number of claim	1
Claim amount	₩ 12,866	[1]
Compensation for a loss
Legal contingencies [Line Items]
Number of claim	1
Claim amount	₩ 6,893	[1]
Confirm deposit accounts
Legal contingencies [Line Items]
Number of claim	1
Claim amount	₩ 5,575	[1]
Others
Legal contingencies [Line Items]
Number of claim	152
Claim amount	₩ 78,900	[1]

[1]	As of December 31, 2018, the Group has recorded KRW 25,554 million and KRW 1,006 million, respectively, as other provisions and insurance contract liabilities (reserve for claims) for litigations, etc., The outcome of the lawsuits is not expected to have a material impact on the consolidated financial statements, but additional losses may result from future litigation.